Fair Value Measurements (Details) - Shedule of fair value of assets and liabilities - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Liabilities
Earn-out liabilities		$ 103,385
Total liabilities measured at fair value	18,314	103,385	18,314
Liabilities
SAFE Agreement liabilities	18,300	20,700	18,314
Level 1 [Member]
Liabilities
Earn-out liabilities
Total liabilities measured at fair value
Liabilities
SAFE Agreement liabilities
Level 2 [Member]
Liabilities
Earn-out liabilities
Total liabilities measured at fair value
Liabilities
SAFE Agreement liabilities
Level 3 [Member]
Liabilities
Earn-out liabilities		103,385
Total liabilities measured at fair value	$ 18,314	$ 103,385	18,314
Liabilities
SAFE Agreement liabilities			$ 18,314